Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

23. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Regulation S-X requires the condensed financial information of a registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated-subsidiaries shall mean the amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04. Schedule of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with U.S. Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The condensed financial information of the parent company, Linkage Cayman, has been prepared using the same accounting policies as set out in Company’s consolidated financial statements except that the parent company has used the equity method to account for its investment in its subsidiaries.

The Company’s share of income and losses from its subsidiaries is reported as incomes from subsidiaries in the accompanying condensed financial information of parent company.

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands. The Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Condensed balance sheets

	As of September 30,
	2024	2023
	US$	US$
Assets
Current assets
Cash	250,728	64
Deferred offering costs	-	47,580
Amount due from subsidiaries	6,091,355	3,521,756
Prepaid expenses and other current asset, net	1,487,778	-
Loan to third party	160,000	-
Total current assets	7,989,861	3,569,400
Total assets	7,989,861	3,569,400

Liabilities
Current liabilities
Accrued expenses and other current liabilities	-	72,276
Convertible bonds	964,865	-
Amounts due to related parties	212	211
Total current liabilities	965,077	72,487
Total liabilities	965,077	72,487

Shareholders’ equity
Ordinary shares (par value of US$0.00025 per share; 200,000,000 ordinary shares authorized as of September 30, 2024 and September 30, 2023, respectively; 21,500,000 and 20,000,000 ordinary shares issued and outstanding as of September 30, 2024 and 2023, respectively)*	5,375	5,000
Additional paid in capital	5,591,596	1,549,913
Statutory reserve	11,348	11,348
Retained earnings	1,613,217	2,052,553
Accumulated other comprehensive (loss)	(196,752)	(121,901)
Total shareholders’ equity	7,024,784	3,496,913
Total liabilities and shareholders’ equity	$7,989,861	$3,569,400

Condensed statements of operations and comprehensive loss

	For the years ended
	September 30,
	2024	2023	2022
	US$	US$	US$

Income/(loss) before income taxes	150,344	(716,678)	1,452,333
Income tax (provision)/benefit	(589,680)	63,950	(385,958)
Net (loss)/income	(439,336)	(652,728)	1,066,375
Other comprehensive (loss)/income:
Foreign currency translation difference	(74,851)	(15,524)	(57,722)
Total comprehensive (loss)/income	(514,187)	(668,252)	1,008,653

Condensed statements of cash flows

	For the years ended
	September 30,
	2024	2023	2022
	US$	US$	US$
Cash flows from operating activities:
Net (loss)/income	(439,336)	(652,728)	1,066,375
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Equity in (income)/loss of subsidiaries	(129,598)	652,792	(1,066,375)
Prepaid expenses and other current asset, net	(1,487,778)	-	-
Net cash (used in)/provided by operating activities	(2,056,712)	64	-
Loan to third party	(160,000)	-	-
Net cash provided by investing activities	(160,000)	-	-
Loan to subsidiaries	(3,888,998)	-	-
Proceeds from issuance of Class A ordinary shares upon the completion of IPO	5,356,417	-	-
Proceeds from Convertible bonds	999,957	-	-
Net cash provided by financing activities	2,467,376	-	-
Net increase/decrease in cash	250,664	64	-
Cash at beginning of year	64	-	-
Cash at end of year	250,728	64	-